Revenue - Contract backlog (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Contract backlog as of the reported date	€ 1,557	€ 780	€ 409
Within one year
Revenue
Contract backlog as of the reported date	192	84	110
After one year
Revenue
Contract backlog as of the reported date	€ 1,365	€ 696	€ 299